Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	LINE CORP
Entity Central Index Key	0001611820
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	241,133,142
Entity Address, Country	JP
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one share of common stock
Trading Symbol	LN
Security Exchange Name	NYSE
Common Stock [member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
No Trading Symbol Flag	true